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                      SUPPLEMENT DATED MAY 23, 2005 TO THE
                           CLASS I SHARES PROSPECTUS

                              DATED JULY 30, 2004
                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND,
        AS PREVIOUSLY SUPPLEMENTED ON JULY 30, 2004 AND NOVEMBER 1, 2004

                             DATED OCTOBER 29, 2004
                              VAN KAMPEN PACE FUND
                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF IT SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                       VAN KAMPEN GLOBAL FRANCHISE FUND,
      AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 29, 2004 AND FEBRUARY 7, 2005

                            DATED NOVEMBER 30, 2004
                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN MID CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

                            DATED DECEMBER 30, 2004
                        VAN KAMPEN EMERGING GROWTH FUND
                           VAN KAMPEN HIGH YIELD FUND
                         VAN KAMPEN CORPORATE BOND FUND
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
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                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 8, 2005
                           VAN KAMPEN TECHNOLOGY FUND

                             DATED JANUARY 31, 2005
                     VAN KAMPEN GOVERNMENT SECURITIES FUND

                              DATED MARCH 31, 2005
                       VAN KAMPEN GROWTH AND INCOME FUND
                          VAN KAMPEN TAX EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN HIGH YIELD MUNICIPAL FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

                              DATED APRIL 29, 2005
                           VAN KAMPEN ENTERPRISE FUND
                            VAN KAMPEN COMSTOCK FUND
                       VAN KAMPEN EQUITY AND INCOME FUND
                             VAN KAMPEN HARBOR FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                        VAN KAMPEN LIMITED DURATION FUND
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND

     The last paragraph of the section "REDEMPTION OF SHARES" is deleted in its entirety and replaced with the following:

     Upon learning that a shareholder of Class I Shares has ceased his or her participation in the plan or program, then the Fund shall convert all Class I Shares held by the shareholder to Class A Shares of the Fund (which are described and offered in a separate prospectus). The failure of a shareholder of a fee-based investment program to satisfy any minimum investment requirement will not constitute a conversion event. Such conversion will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    ROSISPT 5/05